Estimated Fair Values of Significant Financial Instruments (Parenthetical) (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Direct financing leases, net, classified as finance subsidiaries-receivables in the consolidated balance sheets	¥ 3,479,981	¥ 3,461,493
Finance subsidiaries-receivables classified as trade receivables and other assets in the consolidated balance sheets	496,233	519,495
Direct financing leases
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Direct financing leases, net, classified as finance subsidiaries-receivables in the consolidated balance sheets	¥ 333,979	¥ 411,228